Fair Value Measurements - Change in Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value		$ 2	$ (346)
Gain (loss) from change in fair value of warrant liabilities:	[1]	11	(343)	$ 820
SoftBank Senior Unsecured Notes Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		0	(230)	289
2020 LC Facility Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		0	(115)	$ 144
Fair Value, Inputs, Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		11	2
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		0	(345)
Fair Value, Inputs, Level 3 | Selling, general and administrative expenses
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value		$ (2)	$ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, general and administrative expenses	Selling, general and administrative expenses
Fair Value, Inputs, Level 3 | Income (loss) from equity method and other investments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value		$ 0	$ (1)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Income (loss) from equity method investments	Income (loss) from equity method investments
Fair Value, Inputs, Level 3 | SoftBank Senior Unsecured Notes Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		$ 0	$ (230)
Fair Value, Inputs, Level 3 | 2020 LC Facility Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) from change in fair value of warrant liabilities:		$ 0	$ (115)

[1]	See Note 27 for disclosure of related party amounts.